SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Feb. 28, 2023	Feb. 28, 2022
Deferred tax assets:
NOL Carryover	$ (345,100)	$ (295,000)
Related Party Accruals
Less: valuation allowance	345,100	295,000
Net deferred tax asset